Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 50% Portfolio

March 31, 2020

VF50-QTLY-0520
1.847119.113

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 50.6%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	1,226,913	$7,815,435
Fidelity Contrafund (a)	5,949,300	69,963,768
Fidelity Emerging Asia Fund (a)	311,260	12,422,402
Fidelity Emerging Markets Discovery Fund (a)	1,568,065	16,182,430
Fidelity Emerging Markets Fund (a)	2,699,823	76,297,001
Fidelity Equity-Income Fund (a)	1,367,985	64,432,114
Fidelity Europe Fund (a)	976,920	27,568,691
Fidelity Global Commodity Stock Fund (a)	2,473,662	21,372,440
Fidelity Gold Portfolio (a)	3,259,305	64,306,089
Fidelity International Capital Appreciation Fund (a)	1,003,661	19,089,626
Fidelity International Discovery Fund (a)	668,120	24,092,421
Fidelity International Enhanced Index Fund (a)	7,090,257	53,106,026
Fidelity International Small Cap Fund (a)	1,395,089	28,180,808
Fidelity International Small Cap Opportunities Fund (a)	1,859,633	29,958,683
Fidelity International Value Fund (a)	5,986,816	35,861,030
Fidelity Japan Fund (a)	5,596,388	74,431,961
Fidelity Japan Smaller Companies Fund (a)	4,738,235	65,956,238
Fidelity Large Cap Value Enhanced Index Fund (a)	1,113,594	11,336,383
Fidelity Low-Priced Stock Fund (a)	1,468,663	52,886,546
Fidelity Mega Cap Stock Fund (a)	7,850,644	93,815,190
Fidelity Overseas Fund (a)	6,057,198	251,434,277
Fidelity Pacific Basin Fund (a)	583,836	16,756,102
Fidelity Real Estate Investment Portfolio (a)	638,252	21,994,167
Fidelity Stock Selector All Cap Fund (a)	34,951,543	1,336,547,003
Fidelity Value Discovery Fund (a)	1,274,905	28,353,888
TOTAL EQUITY FUNDS
(Cost $2,875,403,808)		2,504,160,719

Fixed-Income Funds - 42.4%
Fidelity Inflation-Protected Bond Index Fund (a)	25,711,050	263,795,370
Fidelity Long-Term Treasury Bond Index Fund (a)	3,055,798	52,376,385
Fidelity New Markets Income Fund (a)	3,458,625	44,201,223
Fidelity U.S. Bond Index Fund (a)	141,712,610	1,738,813,722
TOTAL FIXED-INCOME FUNDS
(Cost $1,959,217,517)		2,099,186,700

Money Market Funds - 6.6%
Fidelity Cash Central Fund 0.29% (b)	143,953,092	143,996,278
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 0.74% (a)(c)	180,320,025	180,338,057
TOTAL MONEY MARKET FUNDS
(Cost $324,347,616)		324,334,335
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.55% 4/2/20 to 6/4/20 (d)
(Cost $7,862,906)	7,870,000	7,869,212
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $5,166,831,847)		4,935,550,966
NET OTHER ASSETS (LIABILITIES) - 0.2%(e)		9,220,838
NET ASSETS - 100%		$4,944,771,804

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	32	June 2020	$4,111,520	$506,256	$506,256
ICE E-mini MSCI EAFE Index Contracts (United States)	1,107	June 2020	86,307,255	9,090,867	9,090,867

TOTAL PURCHASED					9,597,123

Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	872	June 2020	36,750,440	(2,089,983)	(2,089,983)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	353	June 2020	62,113,555	2,033,700	2,033,700

TOTAL SOLD					(56,283)

TOTAL FUTURES CONTRACTS					$9,540,840

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

The notional amount of futures sold as a percentage of Net Assets is 2%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,869,212.

 (e) Includes $5,227,763 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$282,008
Total	$282,008

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$10,220,184	$--	$--	$--	$--	$(2,404,749)	$7,815,435
Fidelity Contrafund	82,972,985	1,416,513	2,851,987	579,154	(96,350)	(11,477,393)	69,963,768
Fidelity Emerging Asia Fund	14,440,302	5,963	289,969	--	8,513	(1,742,407)	12,422,402
Fidelity Emerging Markets Discovery Fund	23,240,771	10,173	502,706	--	(73,946)	(6,491,862)	16,182,430
Fidelity Emerging Markets Fund	96,594,267	42,861	2,091,885	--	(3,985)	(18,244,257)	76,297,001
Fidelity Equity-Income Fund	84,762,100	966,724	2,851,926	207,279	(259,392)	(18,185,392)	64,432,114
Fidelity Europe Fund	37,127,713	30,447	1,562,885	--	(220,723)	(7,805,861)	27,568,691
Fidelity Global Commodity Stock Fund	33,832,048	32,489	1,794,831	--	(456,420)	(10,240,846)	21,372,440
Fidelity Gold Portfolio	82,267,597	56,890	2,674,450	--	35,932	(15,379,880)	64,306,089
Fidelity Inflation-Protected Bond Index Fund	279,161,775	3,253,775	23,716,970	253,781	170,869	4,925,921	263,795,370
Fidelity International Capital Appreciation Fund	24,027,130	18,780	958,963	--	(45,284)	(3,952,037)	19,089,626
Fidelity International Discovery Fund	31,736,858	25,358	1,297,204	--	(89,240)	(6,283,351)	24,092,421
Fidelity International Enhanced Index Fund	72,171,890	60,438	3,105,312	--	(415,791)	(15,605,199)	53,106,026
Fidelity International Small Cap Fund	41,101,797	33,127	1,709,651	--	(199,139)	(11,045,326)	28,180,808
Fidelity International Small Cap Opportunities Fund	40,064,633	31,363	1,603,804	--	(96,687)	(8,436,822)	29,958,683
Fidelity International Value Fund	52,384,726	42,172	2,170,555	--	(427,841)	(13,967,472)	35,861,030
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 0.74%	186,642,484	816,699	7,085,538	682,954	508	(36,096)	180,338,057
Fidelity Japan Fund	95,382,678	78,233	3,879,664	--	66,793	(17,216,079)	74,431,961
Fidelity Japan Smaller Companies Fund	81,639,797	--	--	--	--	(15,683,559)	65,956,238
Fidelity Large Cap Value Enhanced Index Fund	15,723,015	133,869	588,423	--	(64,555)	(3,867,523)	11,336,383
Fidelity Long-Term Treasury Bond Index Fund	56,544,597	370,821	15,640,986	330,436	3,308,425	7,793,528	52,376,385
Fidelity Low-Priced Stock Fund	75,831,642	628,179	2,851,543	--	(404,849)	(20,316,883)	52,886,546
Fidelity Mega Cap Stock Fund	126,409,531	84,618	4,278,570	--	(695,131)	(27,705,258)	93,815,190
Fidelity New Markets Income Fund	53,559,909	610,205	2,011,780	570,644	(134,303)	(7,822,808)	44,201,223
Fidelity Overseas Fund	327,764,704	257,605	13,155,019	--	(736,475)	(62,696,538)	251,434,277
Fidelity Pacific Basin Fund	21,042,974	16,367	836,319	--	(73,280)	(3,393,640)	16,756,102
Fidelity Real Estate Investment Portfolio	55,585,013	36,716	18,920,606	12,043	(8,676,558)	(6,030,398)	21,994,167
Fidelity Stock Selector All Cap Fund	1,682,211,189	47,534,901	59,410,794	--	(3,779,716)	(330,008,577)	1,336,547,003
Fidelity U.S. Bond Index Fund	1,829,513,098	12,604,534	156,544,513	11,351,573	5,060,527	48,180,076	1,738,813,722
Fidelity Value Discovery Fund	39,745,529	330,219	1,425,375	--	(134,020)	(10,162,465)	28,353,888
	$5,653,702,936	$69,530,039	$335,812,228	$13,987,864	$(8,432,118)	$(595,303,153)	$4,783,685,476

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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